Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Allowance for Doubtful Accounts [Table Text Block]
Allowances for Doubtful Accounts	2016	2015	2014
Balance at beginning of year	$36,329	$51,579	$124,672
Bad debt provision	-	-	-
Write-off of receivables	(36,329)	(15,250)	(73,093)
Balance at end of year	$-	$36,329	$51,579

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment [Table Text Block]
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%